MFS(R) UTILITIES FUND

                      Supplement to the Current Prospectus

Effective immediately, reference to the Standard and Poor's Utilities Index in the fund's Performance Table on p. 9 of the prospectus is hereby replaced with a reference to the "Standard and Poor's 500 Utilities Index".

                  The date of this Supplement is April 1, 2004.